Retirement Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of weighted average assumptions used to determine net periodic benefit cost
Discount rate	4.60%	4.30%
Expected long-term return on plan assets	6.20%	5.70%
Rate of compensation increase		2.70%
Inflation	3.30%	2.70%